CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 87.4	$ 135.9	$ 132.5
Adjustments to reconcile net income to net cash from operating activities:
Special charges, net	42.6	14.2	16.0
Impairment of intangible assets	22.7	11.7	4.7
Deferred and other income taxes	(25.4)	22.4	(10.3)
Depreciation and amortization	61.9	65.8	69.9
Pension and other employee benefits	11.3	9.4	5.0
Stock-based compensation	5.4	0.0	0.0
Gain on asset sales and other, net	(8.0)	0.0	0.0
Changes in operating assets and liabilities:
Accounts receivable and other assets	47.4	64.4	35.4
Inventories	(2.5)	(9.6)	13.1
Accounts payable, accrued expenses and other	(14.9)	2.0	11.4
Cash spending on restructuring actions	(14.3)	(13.6)	(14.4)
Net cash from operating activities	213.6	302.6	263.3
Cash flows used in investing activities:
Amounts advanced for related party notes receivable	0.0	0.0	(743.3)
Repayments of related party notes receivable	0.0	0.0	5.6
Proceeds from asset sales and other, net	12.5	7.3	12.0
Increase in restricted cash	(0.3)	(0.6)	0.0
Other investments	0.0	0.0	(2.9)
Capital expenditures	(57.0)	(40.7)	(23.4)
Net cash used in investing activities	(44.8)	(34.0)	(752.0)
Cash flows from (used in) financing activities:
Borrowings under senior credit facilities	534.0	0.0	0.0
Repayments of senior credit facilities	(134.0)	0.0	0.0
Borrowings under trade receivables agreement	34.0	0.0	0.0
Repayments of trade receivables agreement	(34.0)	0.0	0.0
Borrowings under related party notes payable	0.0	0.0	147.5
Repayments of related party notes payable	(5.4)	(6.7)	(5.2)
Borrowings under other financing arrangements	6.1	5.7	3.1
Repayments of other financing arrangements	(7.0)	(3.9)	(20.3)
Minimum withholdings paid on behalf of employees for net share settlements, net	(1.5)	0.0	0.0
Financing fees paid	(6.2)	0.0	0.0
Change in noncontrolling interests in subsidiary	0.0	(0.8)	1.9
Dividends paid to noncontrolling interests in subsidiary	(0.2)	(0.5)	0.0
Change in former parent company investment	(453.9)	(291.6)	261.3
Net cash from (used in) financing activities	(68.1)	(297.8)	388.3
Change in cash and equivalents due to changes in foreign currency exchange rates	(21.4)	(12.0)	(4.8)
Net change in cash and equivalents	79.3	(41.2)	(105.2)
Combined cash and equivalents, beginning of period	216.6	257.8	363.0
Consolidated and combined cash and equivalents, end of period	295.9	216.6	257.8
Supplemental disclosure of cash flow information:
Interest paid	5.8	3.7	4.3
Income taxes paid, net of refunds of $3.2, $6.2 and $4.8 in 2015, 2014 and 2013, respectively	35.9	11.4	19.0
Non-cash investing and financing activity:
Debt assumed	$ 622.4	$ 0.0	$ 0.0